Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Alight, Inc. / Delaware
Entity Central Index Key	0001809104
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1849232
Entity Address, Address Line One	4 Overlook Point
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	224
Local Phone Number	737-7000
Entity Primary SIC Number	7389
Amendment Description	The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	4 Overlook Point
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	224
Local Phone Number	737-7000
Contact Personnel Name	Martin T. Felli